                         MORGAN STANLEY TECHNOLOGY FUND
                                522 Fifth Avenue
                            New York, New York 10036

                                                   July 30, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:   Morgan Stanley Technology Fund
      File Number - 33-87472
                    811-8916

      Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of
Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the
Securities and Exchange Commission on July 25, 2008.

                                                         Very truly yours,

                                                         /s/ Eric C. Griffith
                                                         --------------------
                                                         Eric C. Griffith
                                                         Assistant Secretary

cc:  Amy R. Doberman, Esq.
     Larry Greene